Principal accounting policies (Details)	12 Months Ended
Dec. 31, 2013
Convenience translation
Rate of translations of amounts from RMB into US$	6.0537
Servers, computers and equipment
Property and equipment
Estimated useful lives	3 years
Servers, computers and equipment | Minimum
Property and equipment
Residual rate (as a percent)	0.00%
Servers, computers and equipment | Maximum
Property and equipment
Residual rate (as a percent)	5.00%
Furniture, fixture and office equipment
Property and equipment
Estimated useful lives	5 years
Furniture, fixture and office equipment | Minimum
Property and equipment
Residual rate (as a percent)	0.00%
Furniture, fixture and office equipment | Maximum
Property and equipment
Residual rate (as a percent)	5.00%
Motor vehicles
Property and equipment
Estimated useful lives	4 years
Residual rate (as a percent)	5.00%
Leasehold improvement | Maximum
Property and equipment
Estimated useful lives	5 years